CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - Parentheticals [Abstract]
Dividend per common share paid	$ 0	$ 0.52	$ 1.08